PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2024	2023
Buildings and improvements	$7,648,293	$7,621,676
Furniture, fixtures and equipment	1,215,688	1,187,064
Leasehold improvements	1,175,252	1,094,238
Plant and gaming machinery	274,301	259,815
Transportation	196,080	192,151
Freehold land	54,956	58,467
Land improvements	2,082	—
Construction in progress	721	1,491

Sub-total	10,567,373	10,414,902
Less: accumulated depreciation and amortization	(5,294,873)	(4,880,908)

Property and equipment, net	$5,272,500	$5,533,994